Leases (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Feb. 12, 2024	Jun. 30, 2023
Leases
Operating lease right-of-use asset, net	$ 357,278	$ 406,726	$ 56,909	$ 80,789
Current portion of operating lease liability	70,713	60,343		44,909
Operating lease liability, net of current portion	295,717	349,894		42,505
Total operating lease liability	$ 366,430	$ 410,237	$ 62,124	$ 87,414